OTHER NON-CURRENT LIABILITIES	12 Months Ended
Jun. 30, 2021
OTHER NON-CURRENT LIABILITIES [Abstract]
OTHER NON-CURRENT LIABILITIES

14.        OTHER NON-CURRENT LIABILITIES

		June 30,	June 30,
	Note	2021	2020
		(US$’000)
Defined benefit scheme	14.1	950	677
Warrant liability	28	7,784	3,889
Phantom stock plan	19.2	514	411
Other	14.2	1,890	2,081
		11,138	7,058

14.1.     Defined benefit scheme

Two of the Group subsidiaries (“the Subsidiaries”) operate an unfunded defined benefit plan for qualifying employees. Under this plan, the employees are entitled to one half month’s salary for every year of service, with six months or more of service considered as one year. One half month’s salary has been defined to include the following:

●	15 days salary based on the latest salary rate,
●	cash equivalent to 5 days service incentive leave, and,
●	one - twelfth of the 13th month’s pay.

An employee is entitled to retirement benefits only upon attainment of a retirement age of 60 years and completion of at least five years of previously credited service. No other post-retirement benefits are provided to these employees. The most recent actuarial valuations of the present value of the defined benefit obligation were carried out on June 30, 2021. The present value of the defined benefit obligation, and the related current service cost and past service cost, were measured using the projected unit credit method.

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	June 30,	June 30,
	2021	2020
	%	%
Discount rates	4.87%	3.98%
Expected rate of salary increase	3.00%	2.00%

Amounts recognized in the consolidated statement of profit or loss and other comprehensive income in respect of defined benefit scheme are as follows:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Current service cost	209	100	107
Interest on obligation	19	21	22
Total	228	121	129

The amount included in the statement of financial position in other non-current liabilities arising from defined benefit obligations is as follows:

	June 30,	June 30,
	2021	2020
	(US$’000)
Present value of unfunded defined benefit obligation	950	677
Net liability arising from defined benefit obligation	950	677

The movement in the present value of the defined benefit obligation in the current year is as follows:

	June 30,	June 30,
	2021	2020
	(US$’000)
Present value of defined benefit obligation at the beginning of the year	677	356
Foreign exchange movements	19	16
Current service cost	209	100
Interest cost	19	21
Actuarial gains	26	184
Present value of defined benefit obligation at the end of the year	950	677

The subsidiaries are yet to contribute to the plan asset as of June 30, 2021.

14.2.     This includes deferred social security payment amounting to $1.1 million as of June 30, 2021 (June 30, 2020: $1.8 million). For more detail refer to Note 24.